Borrowings - Short-term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Short-term Debt	$ 24,828	$ 23,422
Securities Sold under Agreements to Repurchase
Short-term Debt [Line Items]
Short-term Debt	2,427	2,128
FHLB Advances
Short-term Debt [Line Items]
Short-term Debt	20,500	18,900
Securities sold short
Short-term Debt [Line Items]
Short-term Debt	1,625	1,551
Other Short-term Borrowings
Short-term Debt [Line Items]
Short-term Debt	$ 276	$ 843